UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments.

The Hewitt Money Market Fund (the “Money Market Fund”), a series of Hewitt Series Trust, invests substantially all of its assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2008, the value of the Money Market Fund's investment in the Master Portfolio was $309,723,686, which represents 0.97% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—6.93%
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	$250,000,000	$250,023,188
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,918,584
Branch Banking & Trust
2.81%, 11/07/08	100,000,000	100,005,983
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,004,662
5.27%, 05/14/08	65,000,000	65,000,000
UniCredito Italiano NY
2.88%, 06/16/08	125,000,000	125,001,310
4.81%, 05/02/08	200,000,000	200,001,681
US Bank N.A.
2.82%, 08/15/08 (a)	150,000,000	150,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $2,219,955,408)		2,219,955,408

Security	Face Amount	Value
COMMERCIAL PAPER—34.30%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	243,944,167
Amstel Funding Corp.
2.90%, 06/13/08 (a)	175,000,000	173,970,902
3.12%, 05/05/08 (a)	100,000,000	99,705,333
3.33%, 04/29/08 (a)	200,000,000	199,482,000
4.67%, 04/04/08 (a)	230,000,000	229,910,492
4.73%, 04/04/08 (a)	125,000,000	124,950,729
Amsterdam Funding Corp.
3.00%, 04/15/08 (a)	200,000,000	199,766,666
3.00%, 05/01/08 (a)	77,000,000	76,807,500
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,891,499
Barton Capital Corp.
3.10%, 04/10/08 (a)	112,408,000	112,320,884
CAFCO LLC
3.90%, 04/10/08 (a)	200,000,000	199,805,000
4.67%, 05/12/08 (a)	175,000,000	174,070,239
Cancara Asset Securitisation Ltd.
2.85%, 06/13/08 (a)	92,000,000	91,468,317
3.05%, 05/05/08 (a)	250,000,000	249,279,861
3.10%, 05/14/08 (a)	200,000,000	199,259,445
3.15%, 05/07/08 (a)	200,000,000	199,370,000
3.30%, 04/30/08 (a)	200,000,000	199,468,333
3.92%, 04/14/08 (a)	100,000,000	99,858,445
Chariot Funding LLC
2.75%, 04/15/08 (a)	75,000,000	74,919,792

Charta LLC
3.90%, 04/10/08 (a)	200,000,000	199,805,000
3.90%, 04/16/08 (a)	150,000,000	149,756,250
CRC Funding LLC
3.90%, 04/10/08 (a)	200,000,000	199,805,000
4.67%, 05/12/08 (a)	125,000,000	124,335,886
Edison Asset Securitization LLC
2.86%, 08/05/08 (a)	150,000,000	148,498,500
4.66%, 06/17/08 (a)	200,000,000	198,006,556
Falcon Asset Securitization Co. LLC
2.50%, 06/18/08 (a)	220,000,000	218,808,333
2.70%, 07/03/08 (a)	101,000,000	100,295,525
2.95%, 06/06/08 (a)	194,542,000	193,489,853
General Electric Capital Corp.
3.65%, 10/10/08	175,000,000	171,593,334
3.92%, 10/03/08	275,000,000	269,460,277
4.39%, 08/25/08	140,000,000	137,507,455
General Electric Capital Services Inc.
3.65%, 10/10/08	100,000,000	98,053,333
4.39%, 08/25/08	140,000,000	137,507,455
Grampian Funding LLC
3.12%, 05/12/08 (a)	150,000,000	149,467,000
3.26%, 04/30/08 (a)	300,000,000	299,212,167
3.30%, 04/29/08 (a)	75,000,000	74,807,500
3.90%, 04/17/08 (a)	300,000,000	299,480,001
4.64%, 04/07/08 (a)	225,000,000	224,826,000
Jupiter Securitization Corp.
2.90%, 04/14/08 (a)	225,000,000	224,764,375
3.10%, 05/09/08 (a)	100,000,000	99,672,778
3.20%, 04/08/08 (a)	101,321,000	101,257,956
Morgan Stanley
4.69%, 05/05/08	85,000,000	84,623,497
4.71%, 04/28/08	120,000,000	119,576,100
Nationwide Building Society
2.95%, 08/01/08	150,000,000	148,500,417
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	247,267,917
Park Avenue Receivables Corp.
2.70%, 07/02/08 (a)	111,578,000	110,808,112
2.95%, 06/11/08 (a)	124,231,000	123,508,217
3.10%, 05/09/08 (a)	100,000,000	99,672,778
3.20%, 04/08/08 (a)	251,927,000	251,770,245
Ranger Funding Co. LLC
2.77%, 04/21/08 (a)	250,000,000	249,615,278
3.20%, 04/04/08 (a)	158,031,000	157,988,858
Regency Markets No. 1 LLC
2.85%, 04/18/08 (a)	125,833,000	125,663,649
3.15%, 05/14/08 (a)	175,000,000	174,341,562
Royal Bank of Scotland
2.87%, 08/01/08	150,000,000	148,541,084
Solitaire Funding Ltd.
3.05%, 04/08/08 (a)	125,000,000	124,925,868
Thames Asset Global Securitization No. 1 Inc.
2.75%, 04/18/08 (a)	155,438,000	155,236,146
2.85%, 06/12/08 (a)	85,438,000	84,951,004
2.85%, 06/16/08 (a)	52,145,000	51,831,261
2.85%, 06/25/08 (a)	85,000,000	84,428,021
3.05%, 05/06/08 (a)	200,000,000	199,406,945
3.12%, 05/15/08 (a)	132,994,000	132,486,850
Ticonderoga Master Funding Ltd.
3.15%, 04/10/08 (a)	195,000,000	194,846,437
3.25%, 04/01/08 (a)	115,677,000	115,677,000
Tulip Funding Corp.
3.15%, 05/07/08 (a)	101,155,000	100,836,362

Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	243,832,084
Westpac Securities NZ Ltd.
2.52%, 03/09/09	200,000,000	195,212,000
Windmill Funding Corp.
3.00%, 04/07/08 (a)	75,000,000	74,962,500
3.25%, 04/08/08 (a)	200,000,000	199,873,611
Yorktown Capital LLC
2.65%, 05/09/08 (a)	11,120,000	11,088,895
3.20%, 04/04/08 (a)	165,000,000	164,956,000

TOTAL COMMERCIAL PAPER (Cost: $10,980,088,836)		10,980,088,836

Security	Face Amount	Value
MEDIUM-TERM NOTES—6.08%
Asscher Finance Corp.
5.42%, 06/25/08 (a) (b)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08 (a) (b)	100,000,000	99,999,240
Dorada Finance Inc.
5.32%, 05/29/08 (a) (b)	115,000,000	114,999,085
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09 (c)	300,000,000	300,000,000
5.36%, 04/16/08 (c)	100,000,000	100,000,000
5.46%, 06/09/08 (c)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08 (a) (b)	130,000,000	130,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.70%, 09/08/08 (a)	150,000,000	150,000,000
Zela Finance Inc.
5.41%, 06/25/08 (a) (b)	150,000,000	149,996,516

TOTAL MEDIUM-TERM NOTES (Cost: $1,944,994,841)		1,944,994,841

Security	Face Amount	Value
REPURCHASE AGREEMENTS—21.58%
Banc of America Securities LLC Tri-Party 2.40%, dated 3/31/08, due 4/1/08, maturity value $40,002,667 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 10/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 3.07%, dated 3/31/08, due 4/1/08, maturity value $194,016,544 (collateralized by non-U.S. government debt securities, value $199,820,000, 4.65% to 10.15%, 8/16/10 to 1/1/27).	194,000,000	194,000,000
Banc of America Securities LLC Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $200,017,222 (collateralized by non-U.S. government debt securities, value $206,000,000, 4.75% to 8.50%, 4/15/09 to 6/1/18).	200,000,000	200,000,000
Bank of America N.A. Tri-Party 2.40%, dated 3/31/08, due 4/1/08, maturity value $90,006,000 (collateralized by U.S. government obligations, value $91,800,001, 5.00%, 5/1/35).	90,000,000	90,000,000
Bank of America N.A. Tri-Party 3.17%, dated 3/31/08, due 4/1/08, maturity value $465,040,946 (collateralized by U.S. government obligations, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 3.20%, dated 3/31/08, due 4/1/08, maturity value $485,043,111 (collateralized by non-U.S. government debt securities, value $533,500,000, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Citigroup Global Financial Products Inc. Tri-Party 3.20%, dated 3/31/08, due 4/1/08, maturity value $120,010,667 (collateralized by non-U.S. government debt securities, value $135,299,085, 0.00% to 10.00%, 2/9/17 to 2/7/38).	120,000,000	120,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 3.12%, dated 3/31/08, due 4/1/08, maturity value $300,026,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 5.90% to 5.97%, 3/25/36 to 2/25/37).	300,000,000	300,000,000

Credit Suisse First Boston Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $500,043,750 (collateralized by U.S. government obligations, value $515,003,911, 3.12% to 9.75%, 7/15/08 to 10/15/37).	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party 3.25%, dated 3/31/08, due 4/1/08, maturity value $175,015,799 (collateralized by non-U.S. government debt securities, value $180,251,197, 4.20% to 7.80%, 5/15/09 to 1/15/18).	175,000,000	175,000,000
Goldman Sachs Group Inc. (The) Tri-Party 2.75%, dated 3/31/08, due 4/1/08, maturity value $150,011,458 (collateralized by U.S. government obligations, value $153,000,000, 5.00% to 6.00%, 8/1/22 to 9/1/37).	150,000,000	150,000,000
Goldman Sachs Group Inc. (The) Tri-Party 3.18%, dated 3/31/08, due 4/1/08, maturity value $630,055,650 (collateralized by non-U.S. government debt securities, value $653,640,026, 0.00% to 10.00%, 6/6/08 to 2/15/51).	630,000,000	630,000,000
Greenwich Capital Markets Inc. Tri-Party 3.20%, dated 3/31/08, due 4/1/08, maturity value $400,035,556 (collateralized by non-U.S. government debt securities, value $440,328,544, 0.00% to 10.27%, 4/1/08 to 2/28/38).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 3.08%, dated 3/31/08, due 4/1/08, maturity value $100,008,556 (collateralized by non-U.S. government debt securities, value $105,001,801, 2.95% to 6.10%, 5/25/36 to 9/25/37).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $150,012,917 (collateralized by non-U.S. government debt securities, value $154,505,079, 4.88% to 8.38%, 6/15/08 to 4/1/38).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $625,053,819 (collateralized by non-U.S. government debt securities, value $656,252,957, 0.02% to 7.32%, 12/15/10 to 7/18/56).	625,000,000	625,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $250,021,528 (collateralized by U.S. government obligations, value $255,000,059, 5.50%, 9/1/37).	250,000,000	250,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.12%, dated 3/31/08, due 4/1/08, maturity value $440,038,133 (collateralized by non-U.S. government debt securities, value $453,202,599, 1.85% to 9.63%, 9/15/08 to 3/15/38).	440,000,000	440,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.50%, dated 3/31/08, due 4/4/08, maturity value $285,110,833 (collateralized by non-U.S. government debt securities, value $290,701,253, 5.50%, 3/1/38).	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $250,021,875 (collateralized by non-U.S. government debt securities, value $262,500,711, 1.63% to 14.88%, 8/1/08 to 5/15/37).	250,000,000	250,000,000
Merrill Lynch & Co. Inc. Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $320,028,000 (collateralized by non-U.S. government debt securities, value $336,004,300, 4.25% to 12.75%, 2/24/09 to 1/15/68).	320,000,000	320,000,000
Morgan Stanley Tri-Party 3.32%, dated 3/31/08, due 7/1/08, maturity value $342,884,712 (collateralized by non-U.S. government debt securities, value $357,455,442, 0.00% to 10.00%, 4/1/08 to 3/31/38). (c)	340,000,000	340,000,000
Wachovia Capital Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $400,035,000 (collateralized by non-U.S. government debt securities, value $414,814,617, 0.25% to 8.75%, 5/15/08 to 11/15/35).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $6,909,000,000)		6,909,000,000

Security	Face Amount	Value
TIME DEPOSITS—4.59%
Danske Bank
3.05%, 04/01/08	250,000,000	250,000,000
JP Morgan Chase Bank N.A.
1.50%, 04/01/08	162,726,000	162,726,000
KBC Bank
2.25%, 04/01/08	340,427,000	340,427,000
Lloyds TSB Bank PLC
3.25%, 04/01/08	400,000,000	400,000,000
Societe Generale
2.00%, 04/01/08	317,519,000	317,519,000

TOTAL TIME DEPOSITS (Cost: $1,470,672,000)		1,470,672,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—26.23%
AIG Matched Funding Corp. 2.54%, 06/20/08 (a)	20,000,000	19,999,977

Allstate Life Global Funding II
2.68%, 10/27/08 (a)	140,000,000	140,014,278
2.88%, 11/14/08 (a)	65,000,000	65,014,436
2.91%, 11/15/08 (a)	80,000,000	80,026,675
3.13%, 11/07/08 (a)	82,000,000	82,012,723
Allstate Life Global Funding Trusts
2.68%, 09/26/08	64,500,000	64,439,740
3.05%, 12/08/08	16,250,000	16,239,809
3.11%, 09/04/08	125,000,000	124,952,759
American Express Bank
2.83%, 05/16/08	247,500,000	247,508,805
American Express Credit Corp.
2.54%, 10/17/08	5,000,000	4,990,954
3.00%, 05/16/08	19,720,000	19,699,636
ANZ National (International) Ltd. London Branch
3.09%, 09/05/08 (a)	75,000,000	75,000,000
ASIF Global Financing
2.63%, 10/22/08 (a)	75,000,000	74,998,911
Australia & New Zealand Banking Group Ltd.
2.62%, 10/22/08 (a)	100,000,000	100,007,952
Bank of America N.A.
3.21%, 04/03/09	225,000,000	225,000,000
Bank of Ireland
2.55%, 08/18/08 (a)	70,000,000	70,000,298
2.55%, 09/19/08 (a)	145,000,000	144,997,694
3.06%, 09/12/08 (a)	65,000,000	65,000,000
Bank of Scotland PLC
3.06%, 10/08/08 (a)	91,700,000	91,553,034
BMW US Capital LLC
2.84%, 11/14/08 (a)	200,000,000	200,029,033
3.09%, 09/04/08 (a)	30,000,000	30,000,455
BNP Paribas
2.62%, 05/28/08	40,000,000	39,986,735
3.06%, 05/19/08 (a)	185,000,000	184,998,863
Commodore CDO Ltd. 2003-2A Class A1MM
2.98%, 06/12/08 (a)	27,852,699	27,852,699
Commonwealth Bank of Australia
2.62%, 09/23/08 (a)	50,000,000	50,005,087
Credit Agricole SA
3.84%, 08/26/08 (a)	100,000,000	99,996,762
DEPFA Bank PLC
2.86%, 07/15/08	200,000,000	200,012,112
Dexia Credit SA NY
2.65%, 09/29/08	17,100,000	17,071,254
Fifth Third Bancorp
2.61%, 08/22/08 (a)	200,000,000	200,011,856
Florida Heart Group PA/Florida Heart Group Holdings
3.12%, 04/01/08	10,370,000	10,370,000
General Electric Capital Corp.
2.62%, 04/24/09	60,000,000	60,002,159
Granite Master Issuer PLC Series 2005-3 Class A
2.54%, 08/20/08 (a)	375,000,000	375,000,000
Guiding Light Church
3.12%, 04/01/08	10,100,000	10,100,000
Hartford Life Global Funding Trust
2.88%, 11/15/08	100,000,000	100,016,653
HBOS Treasury Services PLC
2.67%, 06/24/08 (a)	150,000,000	150,014,841
ING USA Annuity & Life Insurance Co.
4.93%, 01/12/09	235,000,000	235,000,000
Jordan Brick Co. Inc.
3.03%, 11/01/08	45,610,000	45,610,000
JPMorgan Chase & Co.
3.11%, 09/02/08	150,000,000	150,000,143
Kommunalkredit Austria AG
3.07%, 08/08/08 (a)	40,000,000	40,000,000

Lakeline Austin Development Ltd.
3.12%, 10/01/08	11,000,000	11,000,000
Lloyds TSB Group PLC
2.97%, 10/06/08 (a)	15,000,000	14,986,718
3.05%, 09/06/08 (a)	54,400,000	54,347,002
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
2.58%, 04/24/08 (a)	75,297,800	75,295,763
Marshall & Ilsley Bank
2.83%, 09/12/08	115,000,000	115,003,590
MassMutual Global Funding II
3.27%, 02/02/09 (a)	125,000,000	125,000,000
MetLife Insurance Co. of Connecticut
3.15%, 08/18/08 (c)	50,000,000	50,000,000
Metropolitan Life Global Funding I
2.60%, 08/21/08 (a)	75,000,000	75,000,000
2.92%, 09/12/08 (a)	40,000,000	40,016,804
3.13%, 11/06/08 (a)	150,000,000	150,028,817
Metropolitan Life Insurance Co.
4.03%, 07/18/08 (c)	25,000,000	25,000,000
Monumental Global Funding III
2.82%, 02/17/09 (a)	5,000,000	4,969,764
3.24%, 08/29/08 (a)	150,000,000	150,000,000
Natexis Banques Populaires
2.84%, 09/12/08	125,000,000	125,002,945
National City Bank (Ohio)
3.20%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
2.75%, 10/27/08 (a)	315,000,000	315,081,376
3.14%, 10/06/08 (a)	165,000,000	165,038,022
Natixis SA
3.10%, 09/08/08 (a)	100,000,000	100,001,419
Nordea Bank AB
3.02%, 09/10/08 (a)	225,000,000	225,014,477
Northern Rock PLC
3.19%, 08/01/08 (a) (b)	190,000,000	190,026,797
Paragon Mortgages PLC Series 15A Class A1
2.82%, 07/15/08 (a)	176,535,612	176,535,612
Pricoa Global Funding I
2.65%, 08/27/08 (a)	200,000,000	199,999,924
2.98%, 09/12/08 (a)	10,000,000	9,994,715
4.12%, 02/13/09 (a)	100,000,000	100,000,000
Royal Bank of Canada
2.65%, 06/30/08	275,000,000	274,884,374
3.05%, 09/05/08 (a)	200,000,000	200,000,000
Royal Bank of Scotland NY
3.06%, 07/03/08	70,000,000	69,971,707
Skandinaviska Enskilda Banken AB
2.80%, 09/17/08	150,000,000	150,006,662
Societe Generale
3.12%, 08/29/08 (a)	30,000,000	30,000,000
Trap Rock Industries Inc.
3.12%, 10/17/08	18,095,000	18,095,000
Trinitas Hospital
3.12%, 04/01/08	14,675,000	14,675,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
2.82%, 07/17/08 (a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
2.84%, 07/17/08 (a)	187,623,000	187,623,000
Wachovia Bank N.A.
4.75%, 02/04/09	515,000,000	515,000,000
Wells Fargo & Co.
2.90%, 03/13/09 (a)	50,000,000	50,014,447
Westpac Banking Corp.
3.00%, 10/10/08	70,000,000	70,000,000
3.09%, 08/14/08 (a)	100,000,000	100,000,000

World Savings Bank FSB
2.59%, 06/20/08	80,000,000	80,020,101

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $8,399,443,369)		8,399,443,369

TOTAL INVESTMENTS IN SECURITIES—99.71% (Cost: $31,924,154,454) (d)		31,924,154,454
Other Assets, Less Liabilities—0.29%		93,096,626

NET ASSETS—100.00%		$32,017,251,080

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	Security issued by a Structured Investment Vehicle.

(c)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(d)	As of March 31, 2008, the cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedule of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which approximates market value, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net assets calculated by using available market valuations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio investments. These inputs are summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used in valuing the Master Portfolio’s investments, as of March 31, 2008:

Investments in Securities

Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
$—	$31,924,154,454	$—	$31,924,154,454

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	05/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	05/29/08

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date:	05/29/08